Capital and Financial Risk Management - Not impaired (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Not impaired [Line Items]
Trade and other receivables	$ 11,867	$ 3,174
Not impaired
Not impaired [Line Items]
Trade and other receivables	$ 11,867	$ 3,174